Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 107,665	$ 70,289
Accounts receivable	14,112	15,001
Inventory	7,084	6,351
Prepaids and other current assets	8,429	7,438
Total current assets	137,290	99,079
Non-current assets
Property and equipment	4,903	5,665
Intangible assets	36,163	35,891
Right-of-use assets	11,039	12,382
Deferred tax assets	1,769	1,831
Other non-current assets	7,195	8,183
Total non-current assets	61,069	63,952
Total assets	198,359	163,031
Current liabilities
Accounts payable	11,904	8,960
Accrued expenses	18,699	20,736
Deferred contract revenue	15,616	16,720
Lease liabilities, current portion	2,720	2,700
Warrant obligations	2,144	1,412
Total current liabilities	51,083	50,528
Non-current liabilities
Borrowings	47,999	47,733
Lease liabilities, net of current portion	11,108	12,587
Defined benefit pension liabilities	3,822	4,162
Other non-current liabilities	1,229	876
Total non-current liabilities	64,158	65,358
Total liabilities	115,241	115,886
Equity
Share capital	4,814	4,814
Share premium	542,657	473,675
Treasury shares	(183)	(1,218)
Other reserves	96,784	89,150
Accumulated deficit	(560,954)	(519,276)
Total equity	83,118	47,145
Total liabilities and equity	$ 198,359	$ 163,031